111 4908

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM D

05064122

NOTICE OF SALE OF SECURITIES PURSUANT TO REGULATION D, SECTION 4(6), AND/OR UNIFORM LIMITED OFFERING EXEMPTION

Name of Offering ([ ] check if this is an amendment and name has changed, and indicate change.)

Filing Under (Check box(es) that apply): [ ] Rule 504 [ ] Rule 505 [X] Rule 506 [ ] Section 4(6) [ ] ULOE
Type of Filing: [X] New Filing [ ] Amendment

A. BASIC IDENTIFICATION DATA

1. Enter the information requested about the issuer

Name of Issuer ([ ] check if this is an amendment and name has changed, and indicate change.)
Xtreme Companies, Inc.

Address of Executive Offices (Number and Street, City, State, Zip Code)	Telephone Number (Including Area Code)
300 Westlink Dr., Washington, MO 36090	(636) 390-9000
Address of Principal Business Operations (Number and Street, City, State, Zip Code) (if different from Executive Offices)	Telephone Number (Including Area Code)

Brief Description of Business
We engage in the manufacture and marketing of fire and rescue boats used in emergency, surveillance, and defense deployments. We market and sell boats to fire and police departments, the U.S. Military, and coastal port authorities throughout the United States.

Type of Business Organization
[X] corporation [ ] limited partnership, already formed [ ] other (please specify):
[ ] business trust [ ] limited partnership, to be formed

	Month	Year		
Actual or Estimated Date of Incorporation or Organization:	[08]	[94]	[X] Actual	[ ] Estimated

Jurisdiction of Incorporation or Organization: (Enter two-letter U.S Postal Service abbreviation for State: CN for Canada; FN for other foreign jurisdiction) [N] [V]

PROCESSED
AUG 26 2005
THOMSON FINANCIAL

SEC MAIL PROCESSING
RECEIVED
AUG 23 2005
WASH. D.C. 192

A. BASIC IDENTIFICATION DATA

2. Enter the information requested for the following:

- Each promoter of the issuer, if the issuer has been organized within the past five years;
- Each beneficial owner having the power to vote or dispose, or direct the vote or disposition of, 10% or more of a class of equity securities of the issuer.
- Each executive officer and director of corporate issuers and of corporate general and managing partners of partnership issuers; and
- Each general and managing partner of partnership issuers.

Check Box(es) that Apply: [ ] Promoter [ ] Beneficial Owner [X] Executive Officer [ ] Director [ ] General and/or Managing Partner

Ryan, Kevin

Full Name (Last name first, if individual)

300 Westlink Dr., Washington, MO 36090

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: [ ] Promoter [ ] Beneficial Owner [X] Executive Officer [ ] Director [ ] General and/or Managing Partner

Phillips, Laurie

Full Name (Last name first, if individual)

300 Westlink Dr., Washington, MO 36090

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: [ ] Promoter [ ] Beneficial Owner [ ] Executive Officer [X] Director [ ] General and/or Managing Partner

Smith, Theodore

Full Name (Last name first, if individual)

312 Stuart St., Boston, MA 02116

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: [ ] Promoter [X] Beneficial Owner [ ] Executive Officer [X] Director [ ] General and/or Managing Partner

Leighton, Douglas

Full Name (Last name first, if individual)

312 Stuart St., Boston, MA 02116

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: [ ] Promoter [X] Beneficial Owner [ ] Executive Officer [X] Director [ ] General and/or Managing Partner

Novielli, Michael

Full Name (Last name first, if individual)

1110 Route 55, Suite 206, Town Square, LaGrangeville, NY 12540

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: [ ] Promoter [ ] Beneficial Owner [ ] Executive Officer [X] Director [ ] General and/or Managing Partner

Evans, Barrett

Full Name (Last name first, if individual)

301 East Ocean Blvd. Ste. 640, Long Beach, CA 90802

Business or Residence Address (Number and Street, City, State, Zip Code)

(Use blank sheet, or copy and use additional copies of this sheet, as necessary)

B. INFORMATION ABOUT OFFERING

1. Has the issuer sold, or does the issuer intend to sell, to non-accredited investors in this offering? Yes [ ] No [X]
   Answer also in Appendix, Column 2, if filing under ULOE.
2. What is the minimum investment that will be accepted from any individual? $ 10,000.00
3. Does the offering permit joint ownership of a single unit? Yes [ ] No [X]
4. Enter the information requested for each person who has been or will be paid or given, directly or indirectly, any commission or similar remuneration for solicitation of purchasers in connection with sales of securities in the offering. If a person to be listed is an associated person or agent of a broker or dealer registered with the SEC and/or with a state or states, list the name of the broker or dealer. If more than five (5) persons to be listed are associated persons of such a broker or dealer, you may set forth the information for that broker or dealer only.

Full Name (Last name first, if individual)

Dutchess Private Equities Fund II

Business or Residence Address (Number and Street, City, State, Zip Code)

312 Stuart St., Boston, MA 02116

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... [X] All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... [ ] All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... [ ] All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

C. OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES AND USE OF PROCEEDS

1. Enter the aggregate offering price of securities included in this offering and the total amount already sold. Enter "0" if the answer is "none" or "zero." If the transaction is an exchange offering, check this box [ ] and indicate in the columns below the amounts of the securities offered for exchange and already exchanged.

Type of Security	Aggregate Offering Price	Amount Already Sold
Debt	$ 0	$ 0
Equity	$ 0	$ 0
[ ] Common [ ] Preferred		
Convertible Securities (including warrants)	$ 240,000	240,000
Partnership Interests	$ 0	$ 0
Other (Specify ______)	$ 0	$ 0
Total	$ 240,000	240,000

Answer also in Appendix, Column 3, if filing under ULOE.

2. Enter the number of accredited and non-accredited investors who have purchased securities in this offering and the aggregate dollar amounts of their purchases. For offerings under Rule 504, indicate the number of persons who have purchased securities and the aggregate dollar amount of their purchases on the total lines. Enter "0" if answer is "none" or "zero."

	Number Investors	Aggregate Dollar Amount of Purchases
Accredited Investors	1	$ 240,000
Non-accredited Investors	0	$ 0
Total (for filings under Rule 504 only)		$

Answer also in Appendix, Column 4, if filing under ULOE.

3. If this filing is for an offering under Rule 504 or 505, enter the information requested for all securities sold by the issuer, to date, in offerings of the types indicated, in the twelve (12) months prior to the first sale of securities in this offering. Classify securities by type listed in Part C - Question 1.

Type of Offering	Type of Security	Dollar Amount Sold
Rule 505		$
Regulation A		$
Rule 504		$
Total		$

4. a. Furnish a statement of all expenses in connection with the issuance and distribution of the securities in this offering. Exclude amounts relating solely to organization expenses of the insurer. The information may be given as subject to future contingencies. If the amount of an expenditure is not known, furnish an estimate and check the box to the left of the estimate.

Transfer Agent's Fees	[ ]	$ 0
Printing and Engraving Costs	[ ]	$ 0
Legal Fees	[ ]	$ 0
Accounting Fees	[ ]	$ 0
Engineering Fees	[ ]	$ 0
Sales Commissions (specify finders' fees separately)	[ ]	$ 0
Other Expenses (identify) administrative costs	[ ]	$ 0
Total	[ ]	$ 0

C. OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES AND USE OF PROCEEDS

b. Enter the difference between the aggregate offering price given in response to Part C - Question 1 and total expenses furnished in response to Part C - Question 4.a. This difference is the "adjusted gross proceeds to the issuer." .... $ 240,000

5. Indicate below the amount of the adjusted gross proceed to the issuer used or proposed to be used for each of the purposes shown. If the amount for any purpose is not known, furnish an estimate and check the box to the left of the estimate. The total of the payments listed must equal the adjusted gross proceeds to the issuer set forth in response to Part C - Question 4.b above.

		Payments to Officers, Directors, & Affiliates		Payments to Others
Salaries and fees	[ ]	$	[ ]	$
Purchase of real estate	[ ]	$	[ ]	$
Purchase, rental or leasing and installation of machinery and equipment	[ ]	$	[ ]	$
Construction or leasing of plant buildings and facilities	[ ]	$	[ ]	$
Acquisition of other businesses (including the value of securities involved in this offering that may be used in exchange for the assets or securities of another issuer pursuant to a merger)	[ ]	$	[ ]	$
Repayment of indebtedness	[ ]	$	[ ]	$
Working capital	[x]	$ 240,000	[ ]	$
Other (specify):	[ ]	$	[ ]	$
Column Totals	[x]	$ 240,000	[ ]	$
Total Payments Listed (column totals added)		[x] $ 240,000		

D. FEDERAL SIGNATURE

The issuer has duly caused this notice to be signed by the undersigned duly authorized person. If this notice is filed under Rule 505, the following signature constitutes an undertaking by the issuer to furnish to the U. S. Securities and Exchange Commission, upon written request of its staff, the information furnished by the issuer to any non-accredited investor pursuant to paragraph (b)(2) of Rule 502.

Issuer (Print or Type)	Signature	Date
Xtreme Companies, Inc.	[signature]	8-22-05
Name of Signer (Print or Type)	Title of Signer (Print or Type)	
Kevin Ryan	Chief Executive Officer	

E. STATE SIGNATURE

1. Is any party described in 17 CFR 230.262 presently subject to any of the disqualification provisions of such rule? .... Yes [ ] No [X]

See Appendix, Column 5, for state response.

2. The undersigned issuer hereby undertakes to furnish to any state administrator of any state in which this notice is filed a notice on Form D (17 CFR 239.500) at such times as required by state law.

3. The undersigned issuer hereby undertakes to furnish to the state administrators, upon written request, information furnished by the issuer to offerees.

4. The undersigned issuer represents that the issuer is familiar with the conditions that must be satisfied to be entitled to the Uniform limited Offering Exemption (ULOE) of the state in which this notice is filed and understands that the issuer claiming the availability of this exemption has the burden of establishing that these conditions have been satisfied.

The issuer has read this notification and knows the contents to be true and has duly caused this notice to be signed on its behalf by the undersigned duly authorized person.

Issuer (Print or Type)	Signature	Date
Xtreme Companies, Inc.	[signature]	8-22-05
Name (Print or Type)	**Title (Print or Type)**	
Kevin Ryan	Chief Executive Officer	

Instruction:

Print the name and title of the signing representative under his signature for the state portion of this form. One copy of every notice on Form D must be manually signed. Any copies not manually signed must be photocopies of the manually signed copy or bear typed or printed signatures.